Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements obtained from Third Party Pricing Services
Table 19.1 presents unadjusted fair value measurements obtained from third-party pricing services classified within the fair value hierarchy. Unadjusted fair value measurements obtained from brokers and fair value measurements obtained from brokers or third-party pricing services that we have adjusted to determine the fair value are excluded from Table 19.1.
The unadjusted fair value measurements obtained from brokers for AFS debt securities were $45 million in Level 2 assets and $126 million in Level 3 assets at December 31, 2019, and $45 million and $129 million at December 31, 2018, respectively.

Table 19.1: Fair Value Measurements obtained from Third-Party Pricing Services

	December 31, 2019			December 31, 2018
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Trading debt securities	$634	329	—	899	256	—
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	13,460	1,500	—	10,399	2,949	—
Securities of U.S. states and political subdivisions	—	39,868	34	—	48,377	43
Mortgage-backed securities	—	167,172	42	—	160,162	41
Other debt securities (1)	—	38,067	650	—	44,292	758
Total available-for-sale debt securities	13,460	246,607	726	10,399	255,780	842
Equity securities:
Marketable	—	110	—	—	158	—
Nonmarketable	—	—	—	—	1	—
Total equity securities	—	110	—	—	159	—
Derivative assets	12	1	—	17	—	—
Derivative liabilities	(11)	(3)	—	(12)	—	—

(1)	Includes corporate debt securities, collateralized loan and other debt obligations, asset-backed securities, and other debt securities.

Fair Value on a Recurring Basis
Table 19.2 presents the balances of assets and liabilities recorded at fair value on a recurring basis.

Table 19.2: Fair Value on a Recurring Basis

(in millions)	Level 1	Level 2	Level 3		Netting (1)	Total
December 31, 2019
Trading debt securities:
Securities of U.S. Treasury and federal agencies	$32,335	4,382	—		—	36,717
Securities of U.S. states and political subdivisions	—	2,434	—		—	2,434
Collateralized loan obligations	—	555	183		—	738
Corporate debt securities	—	11,006	38		—	11,044
Mortgage-backed securities	—	27,712	—		—	27,712
Asset-backed securities	—	1,081	—		—	1,081
Other trading debt securities	—	5	2		—	7
Total trading debt securities	32,335	47,175	223		—	79,733
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	13,460	1,500	—		—	14,960
Securities of U.S. states and political subdivisions	—	39,924	413		—	40,337
Mortgage-backed securities:
Federal agencies	—	162,453	—		—	162,453
Residential	—	827	—		—	827
Commercial	—	3,892	42		—	3,934
Total mortgage-backed securities	—	167,172	42		—	167,214
Corporate debt securities	37	6,159	367		—	6,563
Collateralized loan and other debt obligations	—	29,055	640		—	29,695
Asset-backed securities:
Automobile loans and leases	—	951	—		—	951
Home equity loans	—	—	—		—	—
Other asset-backed securities	—	3,635	103		—	3,738
Total asset-backed securities	—	4,586	103		—	4,689
Other debt securities	—	1	—		—	1
Total available-for-sale debt securities	13,497	248,397	1,565	(2)	—	263,459
Mortgage loans held for sale	—	15,408	1,198		—	16,606
Loans held for sale	—	956	16		—	972
Loans	—	—	171		—	171
Mortgage servicing rights (residential)	—	—	11,517		—	11,517
Derivative assets:
Interest rate contracts	26	23,792	229		—	24,047
Commodity contracts	—	1,413	8		—	1,421
Equity contracts	2,946	4,135	1,455		—	8,536
Foreign exchange contracts	12	5,197	5		—	5,214
Credit contracts	—	49	59		—	108
Netting	—	—	—		(25,123)	(25,123)
Total derivative assets	2,984	34,586	1,756		(25,123)	14,203
Equity securities - excluding securities at NAV:
Marketable	33,702	216	3		—	33,921
Nonmarketable	—	22	7,847		—	7,869
Total equity securities	33,702	238	7,850		—	41,790
Total assets included in the fair value hierarchy	$82,518	346,760	24,296		(25,123)	428,451
Equity securities at NAV (3)						146
Total assets recorded at fair value						428,597
Derivative liabilities:
Interest rate contracts	$(23)	(19,328)	(15)		—	(19,366)
Commodity contracts	—	(1,746)	(24)		—	(1,770)
Equity contracts	(2,011)	(6,729)	(1,724)		—	(10,464)
Foreign exchange contracts	(11)	(6,213)	(23)		—	(6,247)
Credit contracts	—	(53)	(30)		—	(83)
Netting	—	—	—		28,851	28,851
Total derivative liabilities	(2,045)	(34,069)	(1,816)		28,851	(9,079)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(9,035)	(31)	—		—	(9,066)
Mortgage-backed securities	—	(2)	—		—	(2)
Corporate debt securities	—	(5,915)	—		—	(5,915)
Equity securities	(2,447)	—	—		—	(2,447)
Other securities	—	—	—		—	—
Total short sale liabilities	(11,482)	(5,948)	—		—	(17,430)
Other liabilities	—	—	(2)		—	(2)
Total liabilities recorded at fair value	$(13,527)	(40,017)	(1,818)		28,851	(26,511)

(1)
Represents balance sheet netting of derivative asset and liability balances, related cash collateral and portfolio level counterparty valuation adjustments. See Note 18 (Derivatives) for additional information.

(2)
A significant portion of the balance consists of securities that are investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.

(3)	Consists of certain nonmarketable equity securities that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

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(in millions)	Level 1	Level 2	Level 3		Netting (1)	Total
December 31, 2018
Trading debt securities:
Securities of U.S. Treasury and federal agencies	$20,525	2,892	—		—	23,417
Securities of U.S. states and political subdivisions	—	3,272	3		—	3,275
Collateralized loan obligations	—	673	237		—	910
Corporate debt securities	—	10,723	34		—	10,757
Mortgage-backed securities	—	30,715	—		—	30,715
Asset-backed securities	—	893	—		—	893
Other trading debt securities	—	6	16		—	22
Total trading debt securities	20,525	49,174	290		—	69,989
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	10,399	2,949	—		—	13,348
Securities of U.S. states and political subdivisions	—	48,820	444		—	49,264
Mortgage-backed securities:
Federal agencies	—	153,203	—		—	153,203
Residential	—	2,775	—		—	2,775
Commercial	—	4,184	41		—	4,225
Total mortgage-backed securities	—	160,162	41		—	160,203
Corporate debt securities	34	5,867	370		—	6,271
Collateralized loan and other debt obligations	—	34,543	800		—	35,343
Asset-backed securities:
Automobile loans and leases	—	925	—		—	925
Home equity loans	—	112	—		—	112
Other asset-backed securities	—	4,056	389		—	4,445
Total asset-backed securities	—	5,093	389		—	5,482
Other debt securities	—	1	—		—	1
Total available-for-sale debt securities	10,433	257,435	2,044	(2)	—	269,912
Mortgage loans held for sale	—	10,774	997		—	11,771
Loans held for sale	—	1,409	60		—	1,469
Loans	—	—	244		—	244
Mortgage servicing rights (residential)	—	—	14,649		—	14,649
Derivative assets:
Interest rate contracts	46	18,294	95		—	18,435
Commodity contracts	—	1,535	53		—	1,588
Equity contracts	1,648	4,582	1,315		—	7,545
Foreign exchange contracts	17	6,689	8		—	6,714
Credit contracts	—	179	99		—	278
Netting	—	—	—		(23,790)	(23,790)
Total derivative assets	1,711	31,279	1,570		(23,790)	10,770
Equity securities - excluding securities at NAV:
Marketable	23,205	757	—		—	23,962
Nonmarketable	—	24	5,468		—	5,492
Total equity securities	23,205	781	5,468		—	29,454
Total assets included in the fair value hierarchy	$55,874	350,852	25,322		(23,790)	408,258
Equity securities at NAV (3)						102
Total assets recorded at fair value						408,360
Derivative liabilities:
Interest rate contracts	$(21)	(16,217)	(70)		—	(16,308)
Commodity contracts	—	(2,287)	(49)		—	(2,336)
Equity contracts	(1,492)	(3,186)	(1,332)		—	(6,010)
Foreign exchange contracts	(12)	(7,067)	(34)		—	(7,113)
Credit contracts	—	(216)	(64)		—	(280)
Netting	—	—	—		23,548	23,548
Total derivative liabilities	(1,525)	(28,973)	(1,549)		23,548	(8,499)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(11,850)	(411)	—		—	(12,261)
Mortgage-backed securities	—	(47)	—		—	(47)
Corporate debt securities	—	(4,505)	—		—	(4,505)
Equity securities	(2,902)	(2)	—		—	(2,904)
Other securities	—	(3)	—		—	(3)
Total short sale liabilities	(14,752)	(4,968)	—		—	(19,720)
Other liabilities	—	—	(2)		—	(2)
Total liabilities recorded at fair value	$(16,277)	(33,941)	(1,551)		23,548	(28,221)

(1)
Represents balance sheet netting of derivative asset and liability balances, related cash collateral and portfolio level counterparty valuation adjustments. See Note 18 (Derivatives) for additional information.

(2)
A significant portion of the balance consists of securities that are investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.

(3)	Consists of certain nonmarketable equity investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2017, are presented in Table 19.7.

Table 19.7: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2017

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3 (2)	Transfers out of Level 3 (3)	Balance, end of period		(4)
Year ended December 31, 2017
Trading debt securities:
Securities of U.S. states and political subdivisions	$3	—	—	—	—	—	3	—
Collateralized loan obligations	309	3	—	42	—	—	354	(13)
Corporate debt securities	34	2	—	(7)	6	(4)	31	2
Other trading debt securities	28	(9)	—	—	—	—	19	(4)
Total trading debt securities	374	(4)	—	35	6	(4)	407	(15)	(5)
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	1,140	4	5	1,105	5	(1,334)	925	—
Mortgage-backed securities:
Residential	1	—	—	—	—	—	1	—
Commercial	91	(4)	—	(12)	—	—	75	(11)
Total mortgage-backed securities	92	(4)	—	(12)	—	—	76	(11)
Corporate debt securities	432	(1)	23	(47)	—	—	407	—
Collateralized loan and other debt obligations	879	22	103	16	—	—	1,020	—
Asset-backed securities:
Other asset-backed securities	962	1	3	(400)	—	—	566	—
Total asset-backed securities	962	1	3	(400)	—	—	566	—
Total available-for-sale debt securities	3,505	22	134	662	5	(1,334)	2,994	(11)	(6)
Mortgage loans held for sale	985	(36)	—	(75)	134	(10)	998	(34)	(7)
Loans held for sale	—	1	—	(3)	34	(18)	14	—
Loans	758	(6)	—	(376)	—	—	376	(12)	(7)
Mortgage servicing rights (residential) (8)	12,959	(2,115)	—	2,781	—	—	13,625	(126)	(7)
Net derivative assets and liabilities:
Interest rate contracts	121	604	—	(654)	—	—	71	(52)
Commodity contracts	23	(17)	—	13	2	(2)	19	15
Equity contracts	(267)	(199)	—	(37)	(53)	45	(511)	(259)
Foreign exchange contracts	12	(5)	—	—	—	—	7	6
Credit contracts	77	24	—	(65)	—	—	36	(62)
Other derivative contracts	(47)	27	—	20	—	—	—	—
Total derivative contracts	(81)	434	—	(723)	(51)	43	(378)	(352)	(9)
Equity securities:
Marketable	—	—	—	—	—	—	—	—
Nonmarketable	3,259	1,563	—	(2)	1	—	4,821	1,569
Total equity securities	3,259	1,563	—	(2)	1	—	4,821	1,569	(10)
Short sale liabilities	—	—	—	—	—	—	—	—	(5)
Other liabilities	(4)	1	—	—	—	—	(3)	—	(7)

(1)	See Table 19.8 for detail.

(2)	All assets and liabilities transferred into level 3 were previously classified within level 2.

(3)	All assets and liabilities transferred out of level 3 are classified as level 2.

(4)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(5)	Included in net gains (losses) from trading activities in the income statement.

(6)	Included in net gains (losses) from debt securities in the income statement.

(7)	Included in mortgage banking and other noninterest income in the income statement.

(8)	For more information on the changes in mortgage servicing rights, see Note 11 (Mortgage Banking Activities).

(9)	Included in mortgage banking income, net gains from trading activities and from equity securities, and other noninterest income.
(10)
Included in net gains (losses) from equity securities in the income statement
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2019, are presented in Table 19.3.

Table 19.3: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2019

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3 (2)	Transfers out of Level 3 (3)	Balance, end of period		(4)
Year ended December 31, 2019
Trading debt securities:
Securities of U.S. states and political subdivisions	$3	—	—	(2)	—	(1)	—	—
Collateralized loan obligations	237	(30)	—	(22)	—	(2)	183	(35)
Corporate debt securities	34	3	—	6	1	(6)	38	5
Other trading debt securities	16	(4)	—	(10)	—	—	2	(1)
Total trading debt securities	290	(31)	—	(28)	1	(9)	223	(31)	(5)
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	444	2	2	14	—	(49)	413	—
Mortgage-backed securities:
Residential	—	—	—	—	—	—	—	—
Commercial	41	—	—	(5)	6	—	42	—
Total mortgage-backed securities	41	—	—	(5)	6	—	42	—
Corporate debt securities	370	3	(5)	(1)	—	—	367	(4)
Collateralized loan and other debt obligations	800	29	(37)	(152)	—	—	640	—
Asset-backed securities:
Other asset-backed securities	389	—	—	(133)	—	(153)	103	—
Total asset-backed securities	389	—	—	(133)	—	(153)	103	—
Total available-for-sale debt securities	2,044	34	(40)	(277)	6	(202)	1,565	(4)	(6)
Mortgage loans held for sale	997	58	—	(140)	299	(16)	1,198	54	(7)
Loans held for sale	60	(2)	—	(4)	55	(93)	16	(3)
Loans	244	—	—	(73)	—	—	171	(8)	(7)
Mortgage servicing rights (residential) (8)	14,649	(4,779)	—	1,647	—	—	11,517	(2,569)	(7)
Net derivative assets and liabilities:
Interest rate contracts	25	585	—	(396)	—	—	214	249
Commodity contracts	4	(203)	—	158	2	23	(16)	9
Equity contracts	(17)	(571)	—	292	6	21	(269)	(186)
Foreign exchange contracts	(26)	34	—	(26)	—	—	(18)	9
Credit contracts	35	(7)	—	1	—	—	29	(6)
Total derivative contracts	21	(162)	—	29	8	44	(60)	75	(9)
Equity securities:
Marketable	—	—	—	—	3	—	3	—
Nonmarketable	5,468	2,383	—	(1)	9	(12)	7,847	2,386
Total equity securities	5,468	2,383	—	(1)	12	(12)	7,850	2,386	(10)
Other liabilities	(2)	—	—	—	—	—	(2)	—	(7)

(1)	See Table 19.4 for detail.

(2)	All assets and liabilities transferred into level 3 were previously classified within level 2.

(3)	All assets and liabilities transferred out of level 3 are classified as level 2, except for $153 million of asset-backed securities that were transferred to loans during third quarter 2019.

(4)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(5)	Included in net gains (losses) from trading activities in the income statement.

(6)	Included in net gains (losses) from debt securities in the income statement.

(7)	Included in mortgage banking and other noninterest income in the income statement.

(8)	For more information on the changes in mortgage servicing rights, see Note 11 (Mortgage Banking Activities).

(9)	Included in mortgage banking income, net gains from trading activities and from equity securities, and other noninterest income.

(10)	Included in net gains (losses) from equity securities in the income statement.

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2018, are presented in Table 19.5.

Table 19.5: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2018

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3 (2)	Transfers out of Level 3 (3)	Balance, end of period		(4)
Year ended December 31, 2018
Trading debt securities:
Securities of U.S. states and political subdivisions	$3	—	—	—	—	—	3	—
Collateralized loan obligations	354	(12)	—	(101)	—	(4)	237	(14)
Corporate debt securities	31	(1)	—	16	—	(12)	34	(1)
Other trading debt securities	19	(3)	—	—	—	—	16	—
Total trading debt securities	407	(16)	—	(85)	—	(16)	290	(15)	(5)
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	925	8	(8)	(137)	—	(344)	444	—
Mortgage-backed securities:
Residential	1	—	—	(1)	—	—	—	—
Commercial	75	—	(1)	(33)	—	—	41	(1)
Total mortgage-backed securities	76	—	(1)	(34)	—	—	41	(1)
Corporate debt securities	407	4	(3)	(38)	—	—	370	—
Collateralized loan and other debt obligations	1,020	72	5	(297)	—	—	800	—
Asset-backed securities:
Other asset-backed securities	566	5	(11)	(171)	—	—	389	(3)
Total asset-backed securities	566	5	(11)	(171)	—	—	389	(3)
Total available-for-sale debt securities	2,994	89	(18)	(677)	—	(344)	2,044	(4)	(6)
Mortgage loans held for sale	998	(27)	—	(36)	72	(10)	997	(22)	(7)
Loans held for sale	14	2	—	(36)	80	—	60	1
Loans	376	(1)	—	(131)	—	—	244	(11)	(7)
Mortgage servicing rights (residential) (8)	13,625	(915)	—	1,939	—	—	14,649	960	(7)
Net derivative assets and liabilities:
Interest rate contracts	71	(397)	—	351	—	—	25	(42)
Commodity contracts	19	3	—	(11)	(7)	—	4	(1)
Equity contracts	(511)	(108)	—	522	(1)	81	(17)	(169)
Foreign exchange contracts	7	(42)	—	9	—	—	(26)	(26)
Credit contracts	36	5	—	(6)	—	—	35	(1)
Total derivative contracts	(378)	(539)	—	865	(8)	81	21	(239)	(9)
Equity securities:
Marketable	—	—	—	—	—	—	—	—
Nonmarketable (10)	5,203	703	—	(450)	16	(4)	5,468	642
Total equity securities	5,203	703	—	(450)	16	(4)	5,468	642	(11)
Other liabilities	(3)	1	—	—	—	—	(2)	—	(7)

(1)	See Table 19.6 for detail.

(2)	All assets and liabilities transferred into level 3 were previously classified within level 2.

(3)	All assets and liabilities transferred out of level 3 are classified as level 2.

(4)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(5)	Included in net gains (losses) from trading activities in the income statement.

(6)	Included in net gains (losses) from debt securities in the income statement.

(7)	Included in mortgage banking and other noninterest income in the income statement.

(8)	For more information on the changes in mortgage servicing rights, see Note 11 (Mortgage Banking Activities)

(9)	Included in mortgage banking income, net gains from trading activities and from equity securities, and other noninterest income.

(10)	Beginning balance includes $382 million of auction rate securities, which changed from the cost to fair value method of accounting in connection with our adoption of ASU 2016-01 in first quarter 2018.
(11)
Included in net gains (losses) from equity securities in the income statement.

Gross Purchases, Sales, Issuances and Settlements - Level 3
Table 19.4 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2019.

Table 19.4: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2019

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2019
Trading debt securities:
Securities of U.S. states and political subdivisions	$—	—	—	(2)	(2)
Collateralized loan obligations	372	(372)	—	(22)	(22)
Corporate debt securities	19	(13)	—	—	6
Other trading debt securities	—	—	—	(10)	(10)
Total trading debt securities	391	(385)	—	(34)	(28)
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	—	—	169	(155)	14
Mortgage-backed securities:
Residential	—	—	—	—	—
Commercial	—	—	—	(5)	(5)
Total mortgage-backed securities	—	—	—	(5)	(5)
Corporate debt securities	18	—	—	(19)	(1)
Collateralized loan and other debt obligations	155	—	—	(307)	(152)
Asset-backed securities:
Other asset-backed securities	—	(9)	133	(257)	(133)
Total asset-backed securities	—	(9)	133	(257)	(133)
Total available-for-sale debt securities	173	(9)	302	(743)	(277)
Mortgage loans held for sale	96	(235)	248	(249)	(140)
Loans held for sale	12	(2)	—	(14)	(4)
Loans	3	—	10	(86)	(73)
Mortgage servicing rights (residential) (1)	—	(286)	1,933	—	1,647
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	(396)	(396)
Commodity contracts	—	—	—	158	158
Equity contracts	—	—	—	292	292
Foreign exchange contracts	—	—	—	(26)	(26)
Credit contracts	13	(12)	—	—	1
Total derivative contracts	13	(12)	—	28	29
Equity securities:
Nonmarketable	—	(1)	—	—	(1)
Total equity securities	—	(1)	—	—	(1)
Other liabilities	—	—	—	—	—

(1)
For more information on the changes in mortgage servicing rights, see Note 11 (Mortgage Banking Activities).
Table 19.8 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2017.

Table 19.8: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2017

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2017
Trading debt securities:
Securities of U.S. states and political subdivisions	$37	(36)	—	(1)	—
Collateralized loan obligations	439	(250)	—	(147)	42
Corporate debt securities	25	(32)	—	—	(7)
Other trading debt securities	—	—	—	—	—
Total trading debt securities	501	(318)	—	(148)	35
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	—	(68)	1,369	(196)	1,105
Mortgage-backed securities:
Residential	—	—	—	—	—
Commercial	—	—	—	(12)	(12)
Total mortgage-backed securities	—	—	—	(12)	(12)
Corporate debt securities	14	(4)	—	(57)	(47)
Collateralized loan and other debt obligations	135	—	—	(119)	16
Asset-backed securities:
Other asset-backed securities	—	—	211	(611)	(400)
Total asset-backed securities	—	—	211	(611)	(400)
Total available-for-sale debt securities	149	(72)	1,580	(995)	662
Mortgage loans held for sale	79	(485)	489	(158)	(75)
Loans held for sale	—	(2)	—	(1)	(3)
Loans	6	(129)	19	(272)	(376)
Mortgage servicing rights (residential) (1)	541	(24)	2,263	1	2,781
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	(654)	(654)
Commodity contracts	—	—	—	13	13
Equity contracts	—	(118)	—	81	(37)
Foreign exchange contracts	—	—	—	—	—
Credit contracts	6	(3)	—	(68)	(65)
Other derivative contracts	—	—	—	20	20
Total derivative contracts	6	(121)	—	(608)	(723)
Equity securities:
Marketable	—	—	—	—	—
Nonmarketable	—	(2)	—	—	(2)
Total equity securities	—	(2)	—	—	(2)
Short sale liabilities	3	(3)	—	—	—
Other liabilities	—	—	—	—	—
(1)
For more information on the changes in mortgage servicing rights, see Note 11 (Mortgage Banking Activities).
Table 19.6 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2018.

Table 19.6: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2018

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2018
Trading debt securities:
Securities of U.S. states and political subdivisions	$—	—	—	—	—
Collateralized loan obligations	408	(348)	—	(161)	(101)
Corporate debt securities	20	(4)	—	—	16
Other trading debt securities	—	—	—	—	—
Total trading debt securities	428	(352)	—	(161)	(85)
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	—	(6)	79	(210)	(137)
Mortgage-backed securities:
Residential	—	—	—	(1)	(1)
Commercial	—	—	—	(33)	(33)
Total mortgage-backed securities	—	—	—	(34)	(34)
Corporate debt securities	33	—	—	(71)	(38)
Collateralized loan and other debt obligations	61	(149)	—	(209)	(297)
Asset-backed securities:
Other asset-backed securities	25	(12)	166	(350)	(171)
Total asset-backed securities	25	(12)	166	(350)	(171)
Total available-for-sale debt securities	119	(167)	245	(874)	(677)
Mortgage loans held for sale	87	(320)	353	(156)	(36)
Loans held for sale	4	(40)	—	—	(36)
Loans	8	—	17	(156)	(131)
Mortgage servicing rights (residential) (1)	—	(71)	2,010	—	1,939
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	351	351
Commodity contracts	—	—	—	(11)	(11)
Equity contracts	3	(37)	—	556	522
Foreign exchange contracts	—	—	—	9	9
Credit contracts	12	(7)	—	(11)	(6)
Total derivative contracts	15	(44)	—	894	865
Equity securities:
Marketable	—	—	—	—	—
Nonmarketable	—	(51)	—	(399)	(450)
Total equity securities	—	(51)	—	(399)	(450)
Other liabilities	—	—	—	—	—

(1)	For more information on the changes in mortgage servicing rights, see Note 11 (Mortgage Banking Activities).

Valuation Techniques - Recurring Basis
Table 19.9 and Table 19.10 provide quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of substantially all of our Level 3 assets and liabilities measured at fair value on a recurring basis for which we use an internal model.
The significant unobservable inputs for Level 3 assets and liabilities inherent in the fair values obtained from third-party vendors are not included in the table, as the specific inputs applied are not provided by the vendor (see discussion in the “Level 3 Asset and Liability Valuation Processes” section within this Note regarding vendor-developed valuations).
In addition, the table excludes the valuation techniques and significant unobservable inputs for certain classes of Level 3 assets and liabilities measured using internal models that we consider, both individually and in the aggregate, insignificant relative to our overall Level 3 assets and liabilities. We made this determination based upon an evaluation of each class, which considered the magnitude of the positions, nature of the unobservable inputs and potential for significant changes in fair value due to changes in those inputs.
Weighted averages of inputs are calculated using outstanding unpaid principal balance for cash instruments, such as loans and securities, and notional amounts for derivative instruments.
Table 19.9: Valuation Techniques – Recurring Basis – December 31, 2019

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique(s)	Significant Unobservable Input	Range of Inputs				Weighted Average
December 31, 2019
Trading and available-for-sale debt securities:
Securities of U.S. states and political subdivisions:
Government, healthcare and other revenue bonds	$379		Discounted cash flow	Discount rate	1.3	-	5.4%		2.4
	34		Vendor priced
Collateralized loan and other debt obligations	183		Market comparable pricing	Comparability adjustment	(15.0)	-	19.2		1.3
	640		Vendor priced
Corporate debt securities	220		Discounted cash flow	Discount rate	3.2		14.9		9.2
	60		Market comparable pricing	Comparability adjustment	(19.7)		14		(4.4)
	125		Vendor priced
Asset-backed securities:
Diversified payment rights (1)	92		Discounted cash flow	Discount rate	2.3	-	3.1		2.8
Other commercial and consumer	11		Vendor priced
Mortgage loans held for sale (residential)	1,183		Discounted cash flow	Default rate	0.0	-	15.5		0.7
				Discount rate	3.0	-	5.6		4.5
				Loss severity	0.0	-	43.5		21.7
				Prepayment rate	5.7	-	15.4		7.8
	15		Market comparable pricing	Comparability adjustment	(56.3)	-	(6.3)		(40.3)
Loans (2)	171		Discounted cash flow	Discount rate	3.9	-	4.3		4.1
				Prepayment rate	6.0	-	100.0		85.6
				Loss severity	0.0	-	36.5		14.1
Mortgage servicing rights (residential)	11,517		Discounted cash flow	Cost to service per loan (3)	$61	-	495		102
				Discount rate	6.0	-	13.6%		7.2
				Prepayment rate (4)	9.6	-	24.4		11.9
Net derivative assets and (liabilities):
Interest rate contracts	146		Discounted cash flow	Default rate	0.0	-	5.0		1.7
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	2.8	-	25.0		15.0
Interest rate contracts: derivative loan commitments	68		Discounted cash flow	Fall-out factor	1.0	-	99.0		16.7
				Initial-value servicing	(32.2)	-	149.0	bps	36.4
Equity contracts	147		Discounted cash flow	Conversion factor	(8.8)	-	0.0%		(7.7)
				Weighted average life	0.5	-	3.0	yrs	1.5
	(416)		Option model	Correlation factor	(77.0)	-	99.0%		23.8
				Volatility factor	6.8	-	100.0		18.7
Credit contracts	2		Market comparable pricing	Comparability adjustment	(56.1)	-	10.8		(16.0)
	27		Option model	Credit spread	0.0	-	17.8		0.8
				Loss severity	12.0	-	60.0		45.6
Nonmarketable equity securities	7,847		Market comparable pricing	Comparability adjustment	(20.2)	-	(4.2)		(14.6)

Insignificant Level 3 assets, net of liabilities	27
Total level 3 assets, net of liabilities	$22,478	(5)

(1)	Securities backed by specified sources of current and future receivables generated from non-U.S. originators.

(2)	Consists of reverse mortgage loans.

(3)	The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $61 - $231.

(4)	Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

(5)	Consists of total Level 3 assets of $24.3 billion and total Level 3 liabilities of $1.8 billion, before netting of derivative balances.

Table 19.10: Valuation Techniques – Recurring Basis – December 31, 2018

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique(s)	Significant Unobservable Input	Range of Inputs			Weighted Average
December 31, 2018
Trading and available-for-sale debt securities:
Securities of U.S. states and political subdivisions:
Government, healthcare and other revenue bonds	$404		Discounted cash flow	Discount rate	2.1	-	6.4%		3.4
	43		Vendor priced
Collateralized loan and other debt obligations	298		Market comparable pricing	Comparability adjustment	(13.5)	-	22.1%		3.2
	739		Vendor priced
Corporate debt securities	220		Discounted cash flow	Discount rate	4.0		11.7		8.5
	56		Market comparable pricing	Comparability adjustment	(11.3)		16.6		(1.4)
	128		Vendor priced
Asset-backed securities:
Diversified payment rights (1)	171		Discounted cash flow	Discount rate	3.4	-	6.2		4.4
Other commercial and consumer	198	(2)	Discounted cash flow	Discount rate	4.6	-	5.2		4.7
				Weighted average life	1.1	-	1.5	yrs	1.1
	20		Vendor priced
Mortgage loans held for sale (residential)	982		Discounted cash flow	Default rate	0.0	-	15.6%		0.8
				Discount rate	1.1	-	6.6		5.5
				Loss severity	0.0	-	43.3		23.4
				Prepayment rate	3.2	-	13.4		4.6
	15		Market comparable pricing	Comparability adjustment	(56.3)	-	(6.3)		(36.3)
Loans (3)	244		Discounted cash flow	Discount rate	3.4	-	6.4		4.2
				Prepayment rate	2.9	-	100.0		87.2
				Loss severity	0.0	-	34.8		10.2
Mortgage servicing rights (residential)	14,649		Discounted cash flow	Cost to service per loan (4)	$62	-	507		106
				Discount rate	7.1	-	15.3%		8.1
				Prepayment rate (5)	9.0	-	23.5		9.9
Net derivative assets and (liabilities):
Interest rate contracts	(35)		Discounted cash flow	Default rate	0.0	-	5.0		2.0
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	2.8	-	25.0		13.8
Interest rate contracts: derivative loan commitments	60		Discounted cash flow	Fall-out factor	1.0	-	99.0		19.4
				Initial-value servicing	(36.6)	-	91.7	bps	18.5
Equity contracts	104		Discounted cash flow	Conversion factor	(9.3)	-	0.0%		(7.8)
				Weighted average life	1.0	-	3.0	yrs	1.8
	(121)		Option model	Correlation factor	(77.0)	-	99.0%		21.6
				Volatility factor	6.5	-	100.0		21.8
Credit contracts	3		Market comparable pricing	Comparability adjustment	(15.5)	-	40.0		3.5
	32		Option model	Credit spread	0.9	-	21.5		1.3
				Loss severity	13.0	-	60.0		45.2
Nonmarketable equity securities	5,468		Market comparable pricing	Comparability adjustment	(20.6)	-	(4.3)		(15.8)

Insignificant Level 3 assets, net of liabilities	93
Total level 3 assets, net of liabilities	$23,771	(6)

(1)	Securities backed by specified sources of current and future receivables generated from non-U.S. originators.

(2)	Predominantly consists of investments in asset-backed securities that are revolving in nature, for which the timing of advances and repayments of principal are uncertain.

(3)	Consists of reverse mortgage loans.

(4)	The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $62 - $204.

(5)	Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

(6)	Consists of total Level 3 assets of $25.3 billion and total Level 3 liabilities of $1.6 billion, before netting of derivative balances.

Fair Value on a Nonrecurring Basis
Table 19.11 provides the fair value hierarchy and fair value at the date of the nonrecurring fair value adjustment for all assets that were still held as of December 31, 2019 and 2018, and for which a nonrecurring fair value adjustment was recorded during the years then ended.
Table 19.12 presents the increase (decrease) in value of certain assets held at the end of the respective reporting periods presented for which a nonrecurring fair value adjustment was recognized during the periods presented.

Table 19.11: Fair Value on a Nonrecurring Basis

	December 31, 2019				December 31, 2018
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mortgage loans held for sale (1)	$—	2,034	3,803	5,837	—	1,213	1,233	2,446
Loans held for sale	—	5	—	5	—	313	—	313
Loans:
Commercial	—	280	—	280	—	339	—	339
Consumer	—	213	1	214	—	346	1	347
Total loans	—	493	1	494	—	685	1	686
Nonmarketable equity securities	—	1,308	173	1,481	—	774	157	931
Other assets	—	359	27	386	—	149	6	155
Total assets at fair value on a nonrecurring basis	$—	4,199	4,004	8,203	—	3,134	1,397	4,531

(1)	Consists of commercial mortgages and residential real estate 1-4 family first mortgage loans.

Changes in Value of Assets with Nonrecurring Fair Value Adjustment
Table 19.12: Change in Value of Assets with Nonrecurring Fair Value Adjustment

	Year ended December 31,
(in millions)	2019	2018
Mortgage loans held for sale	$11	21
Loans held for sale	—	(39)
Loans:
Commercial	(291)	(221)
Consumer	(207)	(284)
Total loans	(498)	(505)
Nonmarketable equity securities	322	265
Premises and equipment	(170)	—
Other assets	(84)	(40)
Total	$(419)	(298)

Valuation Techniques - Nonrecurring Basis
Table 19.13 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of substantially all of our Level 3 assets that are measured at fair value on a nonrecurring basis using an internal model. The table is limited to financial instruments that had nonrecurring fair value adjustments during the periods presented.
We have excluded from the table valuation techniques and significant unobservable inputs for certain classes of Level 3 assets we consider both individually and in the aggregate, insignificant relative to our overall Level 3 nonrecurring measurements. We made this determination based upon an evaluation of each class that considered the magnitude of the positions, nature of the unobservable inputs and potential for significant changes in fair value due to changes in those inputs.

Table 19.13: Valuation Techniques – Nonrecurring Basis

($ in millions)	Fair Value Level 3		Valuation Technique(s) (1)	Significant Unobservable Inputs (1)		Range of inputs			Weighted Average (2)
December 31, 2019
Residential mortgage loans held for sale	$3,803	(3)	Discounted cash flow	Default rate	(4)	0.3	–	48.3%	4.6%
				Discount rate		1.5	–	9.4	4.3
				Loss severity		0.4	–	100.0	23.4
				Prepayment rate	(5)	4.8	–	100.0	23.2
Insignificant Level 3 assets	201
Total	$4,004
December 31, 2018
Residential mortgage loans held for sale	$1,233	(3)	Discounted cash flow	Default rate	(4)	0.2	–	2.3%	1.4%
				Discount rate		1.5	–	8.5	4.0
				Loss severity		0.5	–	66.0	1.7
				Prepayment rate	(5)	3.5	–	100.0	46.5
Insignificant Level 3 assets	164
Total	$1,397

(1)	Refer to the narrative following Table 19.10 for a definition of the valuation technique(s) and significant unobservable inputs.

(2)	For residential MLHFS, weighted averages are calculated using the outstanding unpaid principal balance of the loans.

(3)
Consists of approximately $1.3 billion and $1.2 billion of government insured/guaranteed loans purchased from GNMA-guaranteed mortgage securitizations at December 31, 2019 and 2018, respectively, and $2.5 billion and $27 million, respectively, of other mortgage loans that are not government insured/guaranteed.

(4)	Applies only to non-government insured/guaranteed loans.
(5)
Includes the impact on prepayment rate of expected defaults for government insured/guaranteed loans, which impact the frequency and timing of early resolution of loans.

Fair Value Option
Table 19.14 reflects differences between the fair value carrying amount of the assets for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity.

Table 19.14: Fair Value Option

	December 31, 2019			December 31, 2018
(in millions)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Mortgage loans held for sale:
Total loans	$16,606	16,279	327	11,771	11,573	198
Nonaccrual loans	133	157	(24)	127	158	(31)
Loans 90 days or more past due and still accruing	8	10	(2)	7	9	(2)
Loans held for sale:
Total loans	972	1,020	(48)	1,469	1,536	(67)
Nonaccrual loans	21	29	(8)	21	32	(11)
Loans:
Total loans	171	201	(30)	244	274	(30)
Nonaccrual loans	129	159	(30)	179	208	(29)

Fair Value Option - Changes in Fair Value Included in Earnings
The changes in fair value related to initial measurement and subsequent changes in fair value included in earnings for these assets measured at fair value are shown in Table 19.15 by income statement line item. Amounts recorded as interest income are excluded from Table 19.15.
Table 19.15: Fair Value Option – Changes in Fair Value Included in Earnings

						Year ended December 31,
	2019			2018			2017
(in millions)	Mortgage banking noninterest income	Net gains (losses) from trading activities	Other noninterest income	Mortgage banking noninterest income	Net gains (losses) from trading activities	Other noninterest income	Mortgage banking noninterest income	Net gains (losses) from trading activities	Other noninterest income
Mortgage loans held for sale	$1,064	—	—	462	—	—	1,229	—	—
Loans held for sale	—	11	2	—	(1)	1	—	45	2
Loans	—	—	—	—	—	(1)	—	—	—

Fair Value Option - Gains/Losses Attributable to Instrument-Specific Credit Risk	Table 19.16 shows the estimated gains and losses from earnings attributable to instrument-specific credit risk related to assets accounted for under the fair value option.

Table 19.16: Fair Value Option – Gains/Losses Attributable to Instrument-Specific Credit Risk

	Year ended December 31,
(in millions)	2019	2018	2017
Gains (losses) attributable to instrument-specific credit risk:
Mortgage loans held for sale	$2	(16)	(12)
Loans held for sale	13	—	45
Total	$15	(16)	33

Fair Value Estimates for Financial Instruments
Table 19.17 presents a summary of fair value estimates for financial instruments that are not carried at fair value on a recurring basis. Some financial instruments are excluded from the scope of this table, such as certain insurance contracts and leases. This table also excludes assets and liabilities that are not financial instruments such as the value of the long-term relationships with our deposit, credit card and trust customers, MSRs, premises and equipment, goodwill and deferred taxes.
Loan commitments, standby letters of credit and commercial and similar letters of credit are not included in Table 19.17. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees plus the allowance for unfunded credit commitments, which totaled $1.0 billion at both December 31, 2019 and 2018.
The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying fair value of the Company.

Table 19.17: Fair Value Estimates for Financial Instruments

		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
December 31, 2019
Financial assets
Cash and due from banks (1)	$21,757	21,757	—	—	21,757
Interest-earning deposits with banks (1)	119,493	119,257	236	—	119,493
Federal funds sold and securities purchased under resale agreements (1)	102,140	—	102,140	—	102,140
Held-to-maturity debt securities	153,933	46,138	109,933	789	156,860
Mortgage loans held for sale	6,736	—	2,939	4,721	7,660
Loans held for sale	5	—	5	—	5
Loans, net (2)	933,042	—	54,125	891,714	945,839
Nonmarketable equity securities (cost method)	4,790	—	—	4,823	4,823
Total financial assets	$1,341,896	187,152	269,378	902,047	1,358,577
Financial liabilities
Deposits (3)	$118,849	—	87,279	31,858	119,137
Short-term borrowings	104,512	—	104,513	—	104,513
Long-term debt (4)	228,159	—	231,332	1,720	233,052
Total financial liabilities	$451,520	—	423,124	33,578	456,702
December 31, 2018
Financial assets
Cash and due from banks (1)	$23,551	23,551	—	—	23,551
Interest-earning deposits with banks (1)	149,736	149,542	194	—	149,736
Federal funds sold and securities purchased under resale agreements (1)	80,207	—	80,207	—	80,207
Held-to-maturity debt securities	144,788	44,339	97,275	501	142,115
Mortgage loans held for sale	3,355	—	2,129	1,233	3,362
Loans held for sale	572	—	572	—	572
Loans, net (2)	923,703	—	45,190	872,725	917,915
Nonmarketable equity securities (cost method)	5,643	—	—	5,675	5,675
Total financial assets	$1,331,555	217,432	225,567	880,134	1,323,133
Financial liabilities
Deposits (3)	$130,645	—	107,448	22,641	130,089
Short-term borrowings	105,787	—	105,789	—	105,789
Long-term debt (4)	229,008	—	225,904	2,230	228,134
Total financial liabilities	$465,440	—	439,141	24,871	464,012

(1)	Amounts consist of financial instruments for which carrying value approximates fair value.

(2)	Excludes lease financing with a carrying amount of $19.5 billion and $19.7 billion at December 31, 2019 and 2018, respectively.

(3)	Excludes deposit liabilities with no defined or contractual maturity of $1.2 trillion at both December 31, 2019 and 2018.

(4)	Excludes capital lease obligations under capital leases of $32 million and $36 million at December 31, 2019 and 2018, respectively.